Schedule of Derivative (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Derivatives, Fair Value [Line Items]
Amount	$ 331,400	$ 150,900
Fair Value	367	1,569
Fitch, BBB+ Rating [Member]
Derivatives, Fair Value [Line Items]
Amount	331,400	150,900
Fair Value	$ 367	$ 1,569
Weighted Average Years to Maturity	6 years	7 years